Inventoried Costs, Net (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Inventoried Costs (Table Amounts) [Abstract]
Production costs of contracts in process	$ 1,521	$ 1,648
General and administrative expenses	190	160
Inventoried costs	1,711	1,808
Progress payments received	(962)	(1,098)
Inventoried costs, net of progress payments	749	710
Product inventory	147	164
Total inventoried costs, net	$ 896	$ 874